UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                            CERTIFIED AMENDED REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05379

                   Name of Registrant: Royce Focus Trust, Inc.

               Address of Registrant: 1414 Avenue of the Americas
                               New York, NY 10019

Name and address of agent for service:      John E. Denneen, Esquire
                                            1414 Avenue of the Americas
                                            New York, NY 10019

       Registrant's telephone number, including area code: (212) 486-1445
                      Date of fiscal year end: December 31
          Date of reporting period: January 1, 2002 - December 31, 2002


ITEM 1: REPORTS TO SHAREHOLDERS

ROYCE FOCUS TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 77.3%
                                                       SHARES             VALUE
                                                       ------             -----

CONSUMER PRODUCTS - 6.5%
Apparel and Shoes - 1.5%
    Nautica Enterprises (a)                           104,000     $   1,155,440
                                                                  --------------

Home Furnishing/Appliances - 1.1%
    Natuzzi ADR (b)                                    83,800           851,408
                                                                  --------------

Sports and Recreation - 3.0%
   +CALLAWAY GOLF (c)                                 100,000         1,325,000
    Monaco Coach (a)                                   61,350         1,015,342
                                                                  --------------
                                                                      2,340,342
                                                                  --------------
Other Consumer Products - 0.9%
    Oakley (a)                                         69,100           709,657
                                                                  --------------
TOTAL (Cost $4,838,569)                                               5,056,847
                                                                  ==============

CONSUMER SERVICES - 4.6%
Direct Marketing - 1.9%
   +NU SKIN ENTERPRISES CL. A                         127,000         1,520,190
                                                                  --------------

Retail Stores - 2.7%
    Big Lots (a)                                       89,400         1,182,762
    Charming Shoppes (a)                              216,000           902,880
                                                                  --------------
                                                                      2,085,642
                                                                  --------------
TOTAL (Cost $2,918,318)                                               3,605,832
                                                                  ==============

FINANCIAL INTERMEDIARIES - 6.8%
Insurance - 6.2%
    PROASSURANCE (a)                                  124,255         2,609,355
    WHITE MOUNTAINS INSURANCE GROUP (c)                 4,000         1,292,000
    Zenith National Insurance                          39,800           936,096
                                                                  --------------
                                                                      4,837,451
                                                                  --------------
Securities Brokers - 0.6%
    E*TRADE Group (a,c)                               100,000           486,000
                                                                  --------------
TOTAL (Cost $3,274,573)                                               5,323,451
                                                                  ==============

FINANCIAL SERVICES - 2.3%
Insurance Brokers - 1.4%
    Gallagher (Arthur J.) & Company                    36,000         1,057,680
                                                                  --------------

Investment Management - 0.9%
   +U.S. Global Investors Cl. A (a)                   295,605           723,937
                                                                  --------------
TOTAL (Cost $913,723)                                                 1,781,617
                                                                  ==============

HEALTH - 13.2%
Drugs and Biotech - 8.2%
   +Antigenics (a,c)                                   90,000           921,600
   +Emisphere Technologies (a)                        200,000           696,000
   +ENDO PHARMACEUTICALS HOLDINGS (a)                 200,000         1,539,800
   +Gene Logic (a)                                     89,000           559,810
    Lexicon Genetics (a)                              150,000           709,500
   +Perrigo (a)                                        87,300         1,060,695
   +VIVUS (a,c)                                       250,000           932,500
                                                                  --------------
                                                                      6,419,905
                                                                  --------------
Health Services - 0.8%
    Covance (a,c)                                      25,000           614,750
                                                                  --------------

Personal Care - 2.0%
    OCULAR SCIENCES (a)                               100,000         1,552,000
                                                                  --------------

Surgical Products and Devices - 2.2%
    Arrow International                                30,200         1,228,234
   +VISX (a)                                           50,000           479,000
                                                                  --------------
                                                                      1,707,234
                                                                  --------------
TOTAL (Cost $10,273,863)                                             10,293,889
                                                                  ==============

INDUSTRIAL PRODUCTS - 12.5%
Building Systems and Components - 3.0%
    SIMPSON MANUFACTURING (a)                          70,000         2,303,000
                                                                  --------------

Construction Materials - 3.1%
    FLORIDA ROCK INDUSTRIES                            63,350         2,410,467
                                                                  --------------

Machinery - 5.2%
    LINCOLN ELECTRIC HOLDINGS                         101,600         2,352,040
    WOODWARD GOVERNOR                                  40,000         1,740,000
                                                                  --------------
                                                                      4,092,040
                                                                  --------------

Other Industrial Products - 1.2%
    Wescast Industries Cl. A                           37,700           938,730
                                                                  --------------
TOTAL (Cost $6,861,083)                                               9,744,237
                                                                  ==============

INDUSTRIAL SERVICES - 5.9%
Commercial Services - 3.7%
    Carlisle Holdings (a)                             400,000         1,100,000
    CORNELL COMPANIES (a)                             150,000         1,350,000
    On Assignment (a)                                  50,000           426,000
                                                                  --------------
                                                                      2,876,000
                                                                  --------------

Engineering and Construction - 2.2%
   +DYCOM INDUSTRIES (a)                              132,500         1,755,625
                                                                  --------------
TOTAL (Cost $3,810,026)                                               4,631,625
                                                                  ==============

NATURAL RESOURCES - 13.1%
Energy Services - 1.7%
    INPUT/OUTPUT (a)                                  300,000         1,275,000
                                                                  --------------

Oil and Gas - 4.4%
    TOM BROWN (a)                                      68,800         1,726,880
    3TEC ENERGY (a)                                   120,000         1,702,800
                                                                  --------------
                                                                      3,429,680
                                                                  --------------

Precious Metals and Mining - 7.0%
    ANGLOGOLD ADR (b)                                  54,600         1,870,596
   +GLAMIS GOLD (a,c)                                 150,000         1,701,000
   +GOLDCORP                                          150,000         1,908,000
                                                                  --------------
                                                                      5,479,596
                                                                  --------------
TOTAL (Cost $7,540,265)                                              10,184,276
                                                                  ==============

TECHNOLOGY - 12.4%
Aerospace/Defense - 0.4%
    Curtiss-Wright                                      4,800           306,336
                                                                  --------------

Components and Systems - 2.4%
    Dionex (a)                                         20,000           594,200
    Kronos (a)                                         12,750           471,623
   +REMEC (a)                                         200,000           776,000
                                                                  --------------
                                                                      1,841,823
                                                                  --------------

Distribution - 1.4%
    Richardson Electronics (c)                        129,000         1,117,140
                                                                  --------------


                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 45

ROYCE FOCUS TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                       SHARES             VALUE
                                                       ------             -----
TECHNOLOGY (CONTINUED)
IT Services - 2.7%
    PEROT SYSTEMS CL. A (a)                           133,600     $   1,432,192
    Syntel (a)                                         30,200           634,502
                                                                  --------------
                                                                      2,066,694
                                                                  --------------

Semiconductors and Equipment - 0.8%
    Exar (a)                                           50,000           620,000
                                                                  --------------

Software - 2.6%
    JDA Software Group (a,c)                           70,000           676,200
   +Lightspan (a)                                     669,500           703,644
   +Transaction Systems Architects Cl. A (a)          100,000           650,000
                                                                  --------------
                                                                      2,029,844
                                                                  --------------

Telecommunication - 2.0%
   +ANAREN (a,c)                                      140,000         1,232,000
   +Somera Communications (a,c)                       130,000           351,000
                                                                  --------------
                                                                      1,583,000
                                                                  --------------
TOTAL (Cost $9,079,144)                                               9,564,837
                                                                  ==============
TOTAL COMMON STOCKS
    (Cost $49,509,564)                                               60,186,611
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                    ---------
CORPORATE BONDS - 2.9%
+E*TRADE Group 6.00%
    Conv. Sub. Note due 2/1/07                     $3,000,000     $   2,250,000
                                                                  --------------
TOTAL CORPORATE BONDS
    (Cost $2,147,894)                                                 2,250,000
                                                                  ==============
U.S. TREASURY OBLIGATIONS - 7.0%
U.S. Treasury Notes
    7.25%, due 8/15/04                              5,000,000         5,469,335
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $5,047,341)                                                 5,469,335
                                                                  ==============
REPURCHASE AGREEMENT - 12.8%
State Street Bank & Trust Company,
    0.50% dated 12/31/02, due 1/2/03,
    maturity value $9,943,276
    (collateralized by U.S. Treasury Notes,
    5.00% due 8/15/11, valued at $10,145,560)
    (Cost $9,943,000)                                                 9,943,000
                                                                  ==============

TOTAL INVESTMENTS - 100.0%
    (Cost $66,647,799)                                               77,848,946

CASH AND OTHER ASSETS
    LESS LIABILITIES                                                    107,020

PREFERRED STOCK                                                     (20,000,000)
                                                                  --------------

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                      $  57,955,966
                                                                  ==============

--------------------------------------------------------------------------------
(a)  Non-income producing.
(b)  American Depository Receipt.
(c) A portion of these securities were on loan at December 31, 2002. Total market value of loaned securities at December 31, 2002 was $1,242,139.
(+)  New additions in 2002.
     BOLD INDICATES THE FUND'S LARGEST 20 EQUITY HOLDINGS IN TERMS OF
     DECEMBER 31, 2002 MARKET VALUE.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $66,972,929. At December 31, 2002, net unrealized appreciation for all securities was $10,876,017, consisting of aggregate gross unrealized appreciation of $14,442,522 and aggregate gross unrealized depreciation of $3,566,505. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






46 | THE ROYCE FUNDS ANNUAL REPORT 2002

ROYCE FOCUS TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 2002
--------------------------------------------------------------------------------
ASSETS:
Investments at value (identified cost $56,704,799)                  $67,905,946
Repurchase agreement (at cost and value)                              9,943,000
Cash                                                                        333
Collateral from brokers on securities loaned                          1,295,145
Receivable for dividends and interest                                   240,052
Prepaid expenses                                                          2,423
--------------------------------------------------------------------------------
    Total Assets                                                     79,386,899
--------------------------------------------------------------------------------
LIABILITIES:
Payable for collateral on securities loaned                           1,295,145
Payable for investment advisory fee                                      49,620
Preferred dividends accrued but not yet declared                         33,112
Accrued expenses                                                         53,056
--------------------------------------------------------------------------------
    Total Liabilities                                                 1,430,933
--------------------------------------------------------------------------------
PREFERRED STOCK:
7.45% Cumulative Preferred Stock - $0.001 par value,
  $25 liquidation value per share; 800,000 shares outstanding        20,000,000
--------------------------------------------------------------------------------
    Total Preferred Stock                                            20,000,000
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                        $57,955,966
================================================================================
ANALYSIS OF NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Par value of Common Stock - $0.001 per share;
  9,241,025 shares outstanding (100,000,000 shares authorized)      $     9,241
Additional paid-in capital                                           45,713,027
Accumulated net realized gain on investments                          1,065,663
Net unrealized appreciation on investments                           11,201,147
Preferred dividends accrued but not yet declared                        (33,112)
--------------------------------------------------------------------------------
Net Assets applicable to Common Stockholders
  (net asset value per share - $6.27)                               $57,955,966
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    Year ended       Year ended
                                                   December 31,     December 31,
                                                       2002             2001
                                                   ------------     ------------
INVESTMENT OPERATIONS:
    Net investment income (loss)                    $  (103,396)    $   431,263
    Net realized gain on investments                  1,317,847       2,603,772
    Net change in unrealized appreciation
      on investments                                 (8,047,125)      4,458,997
--------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from investment operations        (6,832,674)      7,494,032
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
    Net investment income                              (272,620)       (321,840)
    Net realized gain on investments                 (1,217,380)     (1,168,160)
--------------------------------------------------------------------------------
      Total distributions to Preferred Stockholders  (1,490,000)     (1,490,000)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  APPLICABLE TO COMMON STOCKHOLDERS
  RESULTING FROM INVESTMENT OPERATIONS               (8,322,674)      6,004,032
================================================================================
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
    Net investment income                              (150,865)       (272,127)
    Net realized gain on investments                   (673,654)       (987,720)
--------------------------------------------------------------------------------
      Total distributions to Common Stockholders       (824,519)     (1,259,847)
--------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
    Reinvestment of distributions to Common
      Stockholders                                      449,516         976,135
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE
  TO COMMON STOCKHOLDERS                             (8,697,677)      5,720,320
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
    Beginning of year                                66,653,643      60,933,323
--------------------------------------------------------------------------------
    End of year (including undistributed net
      investment income of $423,485 in 2001)        $57,955,966     $66,653,643
================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 47

ROYCE FOCUS TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                             YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
    Interest                                                        $   684,730
    Dividends                                                           400,374
--------------------------------------------------------------------------------
Total income                                                          1,085,104
--------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                            833,072
    Stockholder meeting costs                                           212,505
    Custody and transfer agent fees                                      73,880
    Professional fees                                                    34,460
    Stockholder reports                                                  37,213
    Directors' fees                                                      34,053
    Administrative and office facilities expenses                        21,538
    Other expenses                                                       59,038
--------------------------------------------------------------------------------
Total expenses                                                        1,305,759
Fees waived by investment adviser                                      (117,259)
--------------------------------------------------------------------------------
Net expenses                                                          1,188,500
--------------------------------------------------------------------------------
Net investment income (loss)                                           (103,396)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                      1,317,847
Net change in unrealized appreciation on investments                 (8,047,125)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               (6,729,278)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS      (6,832,674)
================================================================================
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS                              (1,490,000)
================================================================================
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
  RESULTING FROM INVESTMENT OPERATIONS                              $(8,322,674)
================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






48 | THE ROYCE FUNDS ANNUAL REPORT 2002

ROYCE FOCUS TRUST, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share of Common Stock outstanding throughout each period, and to assist stockholders in evaluating the Fund's performance for the periods presented.


                                                                                      Years ended December 31,
                                                                ------------------------------------------------------------------
                                                                        2002       2001        2000         1999        1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $7.28       $6.77      $5.94        $5.63       $6.04
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income (loss)                                         (0.01)       0.05       0.12         0.08        0.12
   Net realized and unrealized gain (loss) on investments               (0.74)       0.79       1.26         0.58       (0.35)
----------------------------------------------------------------------------------------------------------------------------------
      Total investment operations                                       (0.75)       0.84       1.38         0.66       (0.23)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
   Net investment income                                                (0.03)      (0.04)     (0.03)       (0.01)      (0.16)
   Net realized gain on investments                                     (0.13)      (0.13)     (0.14)       (0.17)      (0.02)
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions to Preferred Stockholders                     (0.16)      (0.17)     (0.17)       (0.18)      (0.18)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  APPLICABLE TO COMMON STOCKHOLDERS
  RESULTING FROM INVESTMENT OPERATIONS                                  (0.91)       0.67       1.21         0.48       (0.41)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Net investment income                                                (0.02)      (0.03)     (0.06)       (0.01)          -
   Net realized gain on investments                                     (0.07)      (0.11)     (0.28)       (0.14)          -
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions to Common Stockholders                        (0.09)      (0.14)     (0.34)       (0.15)          -
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
   Effect of reinvestment of distributions by Common Stockholders       (0.01)      (0.02)     (0.04)       (0.02)          -
----------------------------------------------------------------------------------------------------------------------------------
      Total capital stock transactions                                  (0.01)      (0.02)     (0.04)       (0.02)          -
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $6.27       $7.28      $6.77        $5.94       $5.63
==================================================================================================================================
MARKET VALUE, END OF PERIOD                                             $5.56       $6.65      $5.69        $4.72       $4.88
==================================================================================================================================
TOTAL RETURN (a):
Market Value                                                            (15.1)%      19.7%      27.9%        (0.3)%      (3.7)%
Net Asset Value                                                         (12.5)%      10.0%      20.9%         8.7%       (6.8)%
RATIOS BASED ON AVERAGE NET ASSETS APPLICABLE TO
   COMMON STOCKHOLDERS:
Total expenses (b,c)                                                     1.88%       1.47%      1.44%        1.51%       1.62%
   Management fee expense                                                1.13%       1.11%      1.00%        1.00%       1.14%
   Other operating expenses                                              0.75%       0.36%      0.44%        0.51%       0.48%
Net investment income (loss)                                            (0.16)%      0.70%      1.93%        1.47%       1.95%
SUPPLEMENTAL DATA:
Net Assets Applicable to Common Stockholders, End of Period
  (in thousands)                                                      $57,956     $66,654    $60,933      $51,003     $47,457
Liquidation Value of Preferred Stock, End of Period
  (in thousands)                                                      $20,000     $20,000    $20,000      $20,000     $20,000
Portfolio Turnover Rate                                                    61%         54%        69%          60%         90%
PREFERRED STOCK:
Total shares outstanding                                              800,000     800,000    800,000      800,000     800,000
Asset coverage per share                                               $97.44     $108.32    $101.17       $88.75      $84.32
Liquidation preference per share                                       $25.00      $25.00     $25.00       $25.00      $25.00
Average market value per share (d)                                     $25.64      $25.09     $22.23       $24.00      $25.16
==================================================================================================================================

(a) The Market Value Total Return is calculated assuming a purchase of Common Stock on the opening of the first business day and a sale on the closing of the last business day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's Distribution Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase and sale dates instead of market value.

(b) Expense ratios based on total average net assets including liquidation value of Preferred Stock were 1.43%, 1.11%, 1.05%, 1.06% and 1.16% for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

(c) Expense ratios based on average net assets applicable to Common Stockholders before waiver of fees by the investment adviser would have been 2.06%, 1.69%, 1.81%, 1.93% and 1.88% for the periods ended December 31, 2002, 2001,
    2000, 1999 and 1998, respectively.

(d) The average of month-end market values during the period.




                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 49

ROYCE FOCUS TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
       Royce Focus Trust, Inc. (the "Fund") is a diversified closed-end investment company. The Fund commenced operations on March 2, 1988 and Royce & Associates,LLC ("Royce") assumed investment management responsibility for the Fund on November 1, 1996.

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   VALUATION OF INVESTMENTS:
       Securities listed on an exchange or on the Nasdaq National Market System (NMS) are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq NMS securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
       Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

   EXPENSES:
       The Fund incurs direct and indirect expenses. Expenses directly attributable to the Fund are charged to the Fund's operations, while expenses applicable to more than one of the Royce Funds are allocated in an equitable manner. Allocated personnel and occupancy costs related to The Royce Funds are included in administrative and office facilities expenses. The Fund has adopted a deferred fee agreement that allows the Fund's Directors to defer the receipt of all or a portion of Directors' Fees otherwise payable. The deferred fees remain invested in certain Royce Funds until distributed in accordance with the agreement.

   TAXES:
       As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information".

   DISTRIBUTIONS:
       Distributions to Common Stockholders are recorded on the ex-dividend date and paid annually in December. Distributions to Preferred Stockholders are recorded on an accrual basis and paid quarterly. Distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to stockholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributed in the following year.

   REPURCHASE AGREEMENTS:
       The Fund enters into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

2. SECURITIES LENDING:
           The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. This income is included in interest income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily, typically, and specifically at December 31, 2002, in a registered money market fund, by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.


50 | THE ROYCE FUNDS ANNUAL REPORT 2002

ROYCE FOCUS TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. CAPITAL STOCK:
       The Fund currently has 800,000 shares of 7.45% Cumulative Preferred Stock outstanding. The stock has a liquidation preference of $25.00 per share.
       Under the Investment Company Act of 1940, the Fund is required to maintain an asset coverage of at least 200% for the Preferred Stock. In addition, pursuant to the Rating Agency Guidelines established by Moody's, the Fund is required to maintain a certain discounted asset coverage. The Fund has met these requirements since issuing the Preferred Stock.
       The Fund is required to allocate long-term capital gain distributions and other types of income proportionately to distributions made to holders of shares of Common Stock and Preferred Stock. To the extent that distributions on the shares of Preferred Stock are not paid from long-term capital gains, net investment income or net short-term capital gains, they will represent a return of capital.
       The Fund issued 79,701 and 162,419 shares of Common Stock as reinvestment of distributions by Common Stockholders for the years ended December 31, 2002 and 2001, respectively.

4. INVESTMENT ADVISORY AGREEMENT:
       The Investment Advisory Agreement between Royce and the Fund provides for fees to be paid at an annual rate of 1.0% of the Fund's average daily net assets applicable to Common Stockholders plus liquidation value of Preferred Stock. Royce has voluntarily committed to waive the portion of its investment advisory fee attributable to the Fund's Preferred Stock for any month in which the Fund's average annual NAV total return since issuance of the Preferred Stock fails to exceed the Preferred Stock's dividend rate.
       For the year ended December 31, 2002, the Fund accrued and paid Royce advisory fees totaling $715,813, which is net of $117,259 voluntarily waived by Royce.

5. DISTRIBUTIONS TO STOCKHOLDERS:
     The tax character of distributions paid to stockholders during 2002 and 2001 was as follows:

     ---------------------------------------------------------------------
     Distributions paid from:             2002               2001
                                          ----               ----

       Ordinary income                  $  423,485         $  593,967

       Long-term capital gain            1,891,034          2,155,880
                                        ----------         ----------
                                        $2,314,519         $2,749,847
                                        ==========         ==========
     ---------------------------------------------------------------------

     As of December 31, 2002, the tax basis components of distributable earnings included in stockholders' equity were as follows:

     ----------------------------------------------
     Undistributed long-term gain       $ 1,390,793

     Unrealized appreciation             10,876,017

     Accrued preferred distributions        (33,112)
                                        -----------
                                        $12,233,698
                                        ===========
     ----------------------------------------------

6. PURCHASES AND SALES OF INVESTMENT SECURITIES:
       For the year ended December 31, 2002, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, amounted to $43,961,561 and $47,800,885, respectively.

7. PREFERRED STOCK PRESENTATION
       To reflect recent accounting guidance from the Securities and Exchange Commission, the Statement of Assets and Liabilities has been modified to present the liquidation value of Preferred Stock below Liabilities and above Net Assets Applicable to Common Stockholders. As revised, Preferred Stock is no longer included as a component of net assets of the Fund. Likewise, the Statement of Operations, the Statement of Changes in Net Assets, and the Financial Highlights have been revised to show distributions to Preferred Stockholders as a component of the net decrease in net assets applicable to Common Stockholders resulting from investment operations. These modifications do not change the amount of net assets applicable to Common Stockholders, the net asset value per share of Common Stock, or the total return per share of Common Stock.



                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 51

ROYCE FOCUS TRUST, INC.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF ROYCE FOCUS TRUST, INC.
    We have audited the accompanying statement of assets and liabilities of Royce Focus Trust, Inc., including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year ended, and the statement of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Royce Focus Trust, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                             TAIT, WELLER & BAKER



Philadelphia, PA
January 15, 2003, except for Note 7, as to which the date is September 12, 2003








52 | THE ROYCE FUNDS ANNUAL REPORT 2002

ITEM 2: CODE(S) OF ETHICS - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 6: RESERVED.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES -

         In June 2003, in response to rules adopted by the Commission, Royce adopted written proxy voting policies and procedures (the "Proxy Voting Procedures") for itself, the Fund, and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. The Board of Directors of the Fund has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

         Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into "regularly recurring" and "non-regularly recurring" matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are usually voted as recommended by the issuer's board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer's board of directors or management. Royce's portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client's best interest to vote.

         In furtherance of Royce's goal to vote proxies in the best interests of its clients, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce's interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

ITEM 8: RESERVED.

ITEM 9: CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this amended report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE FOCUS TRUST, INC.

BY: /s/ Charles M. Royce
    CHARLES M. ROYCE
    PRESIDENT

Date: October 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this amended report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE FOCUS TRUST, INC.

BY: /s/ Charles M. Royce
    CHARLES M. ROYCE
    PRESIDENT

Date: October 8, 2003

ROYCE FOCUS TRUST, INC.

BY: /s/ John D. Diederich
    JOHN D. DIEDERICH
    CHIEF FINANCIAL OFFICER

Date: October 8, 2003